ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM

October 9, 2009	Jacob E. Comer
617-951-7913
jacob.comer@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:  Patricia Williams, Esq.

Re:	Pax World Funds Trust II
Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
File Nos. 811-22187; 333-156141

Dear Ms. Williams:

Enclosed for filing on behalf of the Registrant is Pre-Effective Amendment No. 2 to the registration statement of the Registrant on Form N-1A (the “Amendment”).  The Amendment reflects edits made in response to the comments of the staff of the Securities and Exchange Commission (the “Commission”) regarding particularized geographical risk disclosure.

In addition to the foregoing edits and certain other minor edits, the Amendment generally reflects the following revisions:

1.	The names of the series of the Registrant have been revised.

2.

The principal investment strategies of the ESG Shares FTSE KLD North America Sustainability Index Fund and the ESG Shares FTSE Environmental Technologies (ET50) Index Fund series of the Registrant have been revised to reflect a “replication” strategy, pursuant to which such series will seek to hold the same securities in the same relative percentages as its underlying index, as opposed to the previously described “representative sampling” strategy.

3.

Disclosure was added to the prospectus and the statement of additional information to clarify each series’ intended use of local market closing prices to value the foreign securities held in its portfolio. As disclosed in the Amendment, the board of trustees of the Registrant determined that, because shares of each series are purchased or redeemed principally through the delivery of in-kind securities, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the close of trading on the New York Stock Exchange to give effect to intervening changes in one or more underlying indices, would be unlikely to result in a material dilution of the interests of the series’ shareholders.  The board of trustees also determined that the use of local market closing prices to determine the value of foreign securities was likely to minimize tracking error for the series relative to their underlying indices (which also are based on local market closing prices).

No fees are required in connection with this filing.

The Registrant anticipates requesting acceleration of the effectiveness of the Amendment as soon as practicable following the filing thereof.

Please direct any comments or questions on the enclosed materials to the undersigned at (617) 951-7913.

Sincerely,

/s/ Jacob E. Comer
Jacob E. Comer

Enclosure

cc:	Joseph Keefe
Brian McCabe